May 31, 2026
Amana Equity Income ETF
Investment Objective
Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.76%
(1)
Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2)	Based on estimated amounts for the current fiscal year.

Example
This example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other funds. The example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any brokerage commissions that an investor may pay on purchases and sales of Fund shares. Although actual costs may be higher or lower, based on these assumptions, whether an investor does or does not redeem the shares, an investor’s expenses would be:

One Year
One Year	Three Years
$78	$243

Three Years
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies
The Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years. The Fund may invest its uninvested cash in short-term Islamic income-producing investments called murabaha and wakala, as described below.
The Fund principally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.
The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”).
Except for murabaha and wakala investments, the adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance (“ESG”) ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund is “non-diversified,” which means that it may invest a larger percentage of its assets in a relatively small number of issuers.
It is the policy of the Fund, under normal circumstances, to invest at least 80% of its total net assets in income-producing equity securities, primarily dividend-paying common stocks.
Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash positions do not earn interest income. The Fund may invest its cash positions in murabaha and wakala, which are notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Murabaha involves a purchase and sale contract, and wakala involves the operation of an account under the Islamic finance principle of wakala (an agency agreement). These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest cash positions in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.
For cash management purposes, the Fund will seek to gain exposure to murabaha and wakala investments by investing up to 20% of the Fund’s total net assets in a wholly-owned and controlled subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary invests in murabaha and wakala investments and may invest in other short-term Islamic income-producing investments. The Fund invests in the Subsidiary in order to gain exposure to murabaha and wakala investments within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.”

Performance
The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://www.saturna.com/products/etf-performance.